SUPPLEMENT DATED OCTOBER 30, 2023
TO THE PROSPECTUS AND INITIAL SUMMARY PROSPECTUS, EACH DATED MAY 1, 2023

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
Fixed and Variable Deferred Annuity Contracts
Potentia®

This supplement updates certain information in the above referenced prospectus and initial summary prospectus (collectively, the “Prospectus”). Except as indicated in this supplement, all other information included in the Prospectus and Appendix A—Funds Available Under the Contract (“Appendix A”), including the footnotes, remains unchanged. You should read this supplement in conjunction with your Prospectus and retain it for future reference. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus. The Prospectus is revised as follows:
In the “Important Information You Should Consider About the Contract” section, the following changes are made:
•
In the “Ongoing Fees and Expenses (annual charges)” section of the “FEES AND EXPENSES” table, the maximum fee for Investment Options is 0.97% and the Highest Annual Cost is $2,451.
In the “Fee Tables” section in the prospectus and the “Additional Information About Fees” section in the initial summary prospectus, the following changes are made:
•
In the “Annual Fund Expenses” table, the maximum Annual Fund Expenses is 0.97%.
•
In the “Examples” section, the following replaces the most expensive expense examples:
The first set of examples assumes the most expensive combination of annual Contract expenses and annual Fund expenses. Based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$2,451	$7,547	$12,914	$27,605
(2) If you annuitize your Contract or you do not surrender your Contract:
1 Year	3 Years	5 Years	10 Years
$2,451	$7,547	$12,914	$27,605

The following table replaces similar table in its entirety in Appendix A:
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers, LLC	0.80%	None	0.80%	-25.85%	9.18%	11.85%
	Growth Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)	0.65%	None	0.65%	-36.05%	7.06%	11.13%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.75%	None	0.75%	-19.15%	11.96%	13.41%
	Stock Index Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.25%	None	0.25%	-18.33%	9.09%	12.20%
	Systematic Core Fund[2,3] Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P.	0.64%	None	0.64%	-18.72%	9.25%	12.23%
Domestic Mid- Cap Equity	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-13.35%	6.32%	10.43%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.77%	None	0.77%	-23.40%	9.53%	11.77%
Domestic Small- Cap Equity	Small Cap Growth Fund[2,3] Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.	0.91%	None	0.91%	-32.44%	6.14%	11.60%
	Small Cap Index Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.40%	None	0.40%	-20.66%	3.80%	8.77%
Global Equity (International and Domestic)	International Socially Responsible Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.61%	None	0.61%	-16.55%	3.24%	7.88%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.96%	None	0.96%	-25.35%	-3.28%	0.45%
Specialty	Science & Technology Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock, Voya, and Wellington Management Company LLP	0.93%	None	0.93%	-39.00%	8.05%	14.66%
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	-16.24%	4.40%	7.06%
	Conservative Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.64%	None	0.64%	-14.16%	2.34%	3.97%
	Moderate Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.60%	None	0.60%	-14.77%	4.12%	6.14%

Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge Investments LLC	0.50%	None	0.50%	-14.25%	0.02%	1.13%
	Goldman Sachs VIT Government Money Market Fund[3] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	1.58%	1.17%	0.75%*
You should read the Fund prospectus for more detailed information about the Fund. The Fund prospectus may be obtained by vising our website at https://www.corebridgefinancial.com/rs/prospectus-and-reports/annuities or by calling us at 1-800-448-2542.
Please keep this supplement with your Prospectus.